Stock-Based Compensation Narrative (Detail) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Apr. 01, 2016 USD ($) plan	Dec. 31, 2016 USD ($) $ / shares shares	Jul. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) plan $ / shares		Dec. 31, 2014 USD ($) $ / shares		Jul. 02, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | plan		0					0
Shares authorized | shares											23,000,000
Shares of common stock reserved for issuance under the Stock Plan | shares	7,000,000		9,000,000		9,000,000
Remaining service period related to the awards	2 years				3 years
Granted (in dollars per share) | $ / shares	$ 57.26		$ 51.84				$ 87.96		$ 77.63
Exercised (in dollars per share) | $ / shares	25.35		26.13				35.28		33.78
Canceled/Forfeited (in dollars per share) | $ / shares	$ 39.83		$ 40.57				$ 58.77		$ 57.91
Aggregate intrinsic value of stock options exercised					$ 77.5		$ 73.4		$ 57.4
Cash receipts from stock options exercised				$ 53.3	59.9	[1]	51.2	[1]	43.8	[1]
Tax benefit realized related to stock options exercised	$ 9.6				26.4		23.4		18.9
Income tax benefit, stock awards	4.1	$ 3.8			15.1		$ 11.8		$ 9.9
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 4.9
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld to satisfy tax requirement | shares	112,000		125,000
Aggregate value of shares withheld to satisfy tax requirement	$ 6.5		$ 6.0
Units granted (in dollars per share) | $ / shares	$ 56.69		$ 46.25				$ 86.14		$ 76.95
Units exercised (in dollars per share) | $ / shares	$ 35.88		33.01				51.56		42.64
Units canceled/forfeited (in dollars per share) | $ / shares			$ 39.59				$ 64.58		$ 55.94
Income tax benefit, stock awards					$ 10.0		$ 10.0		$ 10.0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
Expiration period					10 years
Income tax benefit, stock awards	$ 1.6	$ 1.5			$ 5.8		$ 4.3		$ 3.8
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years

[1]	Cash receipts for periods prior to the Separation were recorded as an increase to Former Parent's Investment and included $53.3 million in 2016, $51.2 million in 2015 and $43.8 million in 2014.